Major Customers and Geographic Information - Schedule of Revenue from Major Customers (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total revenue percentage	10.00%
Customer A [Member]
Total revenue percentage	7.00%	20.00%	24.00%
Customer B [Member]
Total revenue percentage	9.00%	17.00%	9.00%
Customer C [Member]
Total revenue percentage	2.00%	16.00%	7.00%
Customer D [Member]
Total revenue percentage	3.00%	13.00%	10.00%
Customer E [Member]
Total revenue percentage	5.00%	11.00%	13.00%
Customer F [Member]
Total revenue percentage	13.00%	6.00%	8.00%
Customer G [Member]
Total revenue percentage			13.00%
Customer H [Member]
Total revenue percentage	35.00%	1.00%	1.00%